Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Consolidated Statements of Cash Flows
Net loss	€ (24,911)	€ (17,019)	€ (9,317)
Adjustments for
Depreciation and amortization	15,205	11,653	9,088
Finance (income) costs, net	4,772	2,460	998
Share-based compensation	18,370	29,963	52,303
Income tax expense	(1,814)	5,877	11,184
Change in operating assets and liabilities
(Increase) decrease in inventories	(10,374)	(130,118)	16,910
(Increase) decrease in trade and other receivables	(4,293)	755	(3,246)
Decrease (increase) in other assets	(3,609)	14,077	(47,501)
(Decrease) increase in other liabilities	15,022	4,047	24,665
Increase (decrease) in contract liabilities	172	3,287	1,740
Increase (decrease) in trade and other payables	14,233	25,886	1,598
Income taxes paid	(12,758)	(5,918)	(3,623)
Net cash provided by (used in) operating activities	10,015	(55,050)	54,799
Expenditure for property and equipment and intangible assets	(11,809)	(22,760)	(11,923)
Proceeds from sale of property and equipment		2
Net cash provided by (used in) investing activities	(11,809)	(22,758)	(11,923)
Interest paid	(5,352)	(2,460)	(998)
Proceeds from exercise of option awards		1,077	369
Lease payments	(7,925)	(4,059)	(5,425)
Net cash provided by (used in) financing activities	(13,277)	(5,442)	(6,054)
Net increase (decrease) in cash and cash equivalents	(15,071)	(83,250)	36,822
Cash and cash equivalents at the beginning of the period	30,136	113,507	76,760
Effects of exchange rate changes on cash and cash equivalents	42	(122)	(74)
Cash and cash equivalents at end of the period	€ 15,107	€ 30,136	€ 113,507